Intangible assets (Tables)	12 Months Ended
Dec. 31, 2017
Intangible assets
Schedule of goodwill and intangible assets

EURm	Goodwill	Other	Total
Acquisition cost as of January 1, 2016	1 145	3 137	4 282
Translation differences	129	424	553
Additions	–	62	62
Acquisitions through business combinations	5 358	5 781	11 139
Disposals and retirements(1)	–	(22)	(22)
Acquisition cost as of December 31, 2016	6 632	9 382	16 014
Accumulated amortization and impairment charges as of January 1, 2016	(908)	(2 814)	(3 722)
Translation differences	–	(325)	(325)
Disposals and retirements(1)	–	9	9
Amortization	–	(1 016)	(1 016)
Accumulated amortization and impairment charges as of December 31, 2016	(908)	(4 146)	(5 054)
Net book value as of January 1, 2016	237	323	560
Net book value as of December 31, 2016	5 724	5 236	10 960
Acquisition cost as of January 1, 2017	6 632	9 382	16 014
Translation differences	(497)	(521)	(1 018)
Additions	–	40	40
Acquisitions through business combinations	162	169	331
Disposals and retirements	–	(73)	(73)
Acquisition cost as of December 31, 2017	6 297	8 997	15 294
Accumulated amortization and impairment charges as of January 1, 2017	(908)	(4 146)	(5 054)
Translation differences	–	131	131
Impairment charges	(141)	(33)	(174)
Disposals and retirements	–	72	72
Amortization	–	(1 050)	(1 050)
Accumulated amortization and impairment charges as of December 31, 2017	(1 049)	(5 026)	(6 075)
Net book value as of January 1, 2017	5 724	5 236	10 960
Net book value as of December 31, 2017	5 248	3 971	9 219

(1)	Includes impairment charges of EUR 9 million in 2016. Refer to Note 16, Impairment.

Schedule of intangible assets by type

EURm	2017	2016
Customer relationships	2 306	2 765
Technologies	1 107	1 786
Tradenames and trademarks	233	308
Other	325	377
Total	3 971	5 236